Financial Instruments - Schedule of Financial Instruments by Type of Interest Rate (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	€ 832,812	€ 735,457	€ 555,763
Fixed-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	684,195	686,445	517,560
Fixed-rate instruments [member] | Senior Secured Notes [Member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	628,141	629,327	475,503
Fixed-rate instruments [member] | Finance lease liabilities [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	51,127	51,718	34,582
Fixed-rate instruments [member] | Mortgages [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	4,927	5,400	5,870
Fixed-rate instruments [member] | Other loans [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings			1,605
Variable-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	148,617	49,012	38,203
Variable-rate instruments [member] | Mortgages [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	48,713	€ 49,012	€ 38,203
Variable-rate instruments [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	€ 99,904